ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2025	2026
	US$	US$

Accrued bonus and salaries	2,956,825	3,798,560
Other accruals	538,078	526,178
Advance from customer	378,424	-
Deferred consideration payable – business acquisitions	-	1,818,031
	3,873,327	6,142,769